Related Parties (Details) - COP ($)	Dec. 31, 2023	Dec. 31, 2022
Related Parties (Details) [Line Items]
Other non financial assets	$ 52,500	$ 35,000
Exito Group [Member]
Related Parties (Details) [Line Items]
Financial shares (in Shares)	659,383
Cnova NV [Member]
Related Parties (Details) [Line Items]
Financial asset fair value	$ 9,222